Equity-based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended			32 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2025	Jan. 31, 2024	Feb. 13, 2023	Nov. 08, 2022
Awards granted under the Equity Incentive Plan
Maximum number of shares authorized to be granted					70,550
Employee Share Purchase Plan [Member]
Awards granted under the Equity Incentive Plan
Maximum number of shares authorized to be granted						2,400,000	2,400,000
Unrecognized compensation expense	$ 1,573			$ 1,573
Employee share purchase plan, Share			0	1,027,000
Stock issued during period	479,000	548,000
Purchase price per ordinary share	$ 69.68	$ 68.95		$ 69.68
Share based compensation discount from purchased market price offering rate	85.00%
Unvested Stock Options, Unvested Restricted Stock Awards and Unvested Restricted Stock Units [Member]
Awards granted under the Equity Incentive Plan
Unrecognized compensation expense	$ 82,000			$ 82,000
Stock Option [Member]
Awards granted under the Equity Incentive Plan
Stock option awards, term	10 years
Total intrinsic value of options exercised	$ 8,808	$ 10,899	$ 24,721
Aggregate intrinsic value of stock options outstanding	14,402			14,402
Aggregate intrinsic value of stock options exercisable	14,397			$ 14,397
Restricted Stock [Member]
Awards granted under the Equity Incentive Plan
Value of restricted shares vested	83,163	72,404	60,646
Restricted Stock Units (RSUs) [Member]
Awards granted under the Equity Incentive Plan
Value of restricted shares vested	$ 20,375	$ 17,722	$ 13,125
Minimum [Member]
Awards granted under the Equity Incentive Plan
Awards granted under the Equity Incentive Plan, vesting period	3 years
Maximum [Member]
Awards granted under the Equity Incentive Plan
Maximum number of shares authorized to be granted	73,550			73,550
Awards granted under the Equity Incentive Plan, vesting period	4 years
Maximum [Member] | Employee Share Purchase Plan [Member]
Awards granted under the Equity Incentive Plan
Share based compensation payment award maximum employee subscription rate	10.00%			10.00%